CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities:
Net income (loss)	$ (438)	$ 1,454	$ 1,099
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense, net of assets under operating lease and assets sold under buy-back commitments	630	660	703
Depreciation and amortization expense of assets under operating lease and assets sold under buy-back commitments	542	555	634
(Gain) loss from disposal of assets	7	(20)	2
Loss on repurchase of Notes	0	27	22
Undistributed income (loss) of unconsolidated subsidiaries	15	2	(3)
Goodwill impairment charge	585	0	0
Other non-cash items	570	209	158
Changes in operating assets and liabilities:
Provisions	(41)	(93)	(48)
Deferred income taxes	(264)	(472)	48
Trade and financing receivables related to sales, net	1,133	(460)	(180)
Inventories, net	1,901	440	112
Trade payables	388	(179)	280
Other assets and liabilities	501	(297)	(273)
Net cash provided by operating activities	5,529	1,826	2,554
Investing activities:
Additions to retail receivables	(4,471)	(4,145)	(4,269)
Collections of retail receivables	3,995	4,219	4,016
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments	3	61	7
Expenditures for property, plant and equipment and intangible assets, net of assets under operating lease and assets sold under buy-back commitments	(484)	(637)	(558)
Expenditures for assets under operating leases and assets sold under buy-back commitments	(1,366)	(1,325)	(1,344)
Other	(427)	(160)	228
Net cash used in investing activities	(2,750)	(1,987)	(1,920)
Financing activities:
Proceeds from long-term debt	12,007	13,197	16,211
Payments of long-term debt	(10,512)	(12,925)	(16,921)
Net increase (decrease) in other financial liabilities	(828)	274	386
Dividends paid	(8)	(283)	(243)
Other	0	(57)	(156)
Net cash provided by (used in) financing activities	659	206	(723)
Effect of foreign exchange rate changes on cash and cash equivalents	418	(75)	(308)
Increase (decrease) in cash and cash equivalents and restricted cash	3,856	(30)	(397)
Cash and cash equivalents and restricted cash, beginning of year	5,773	5,803	6,200
Cash and cash equivalents and restricted cash, end of year	$ 9,629	$ 5,773	$ 5,803